Annual Total Returns [BarChart] - 1290 Retirement 2050 Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2018	(5.22%)
Annual Return 2019	23.57%
Annual Return 2020	7.11%